Cover	Apr. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2025
Entity File Number	333-280767
Entity Registrant Name	Endo, Inc.
Entity Central Index Key	0002008861
Entity Tax Identification Number	30-1390281
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Great Valley Parkway
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	216-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false